Long-lived Assets By Geographical Area (Detail) (USD $) In Millions, unless otherwise specified	Sep. 28, 2012		Sep. 30, 2011
Schedule Of Long Lived Assets [Line Items]
Long-lived assets	$ 4,748	[1]	$ 4,380	[1]
UNITED STATES
Schedule Of Long Lived Assets [Line Items]
Long-lived assets	4,390	[1]	4,036	[1]
CANADA
Schedule Of Long Lived Assets [Line Items]
Long-lived assets	$ 358	[1]	$ 344	[1]

[1]	Long-lived assets are comprised primarily of subscriber system assets, net, property and equipment, net, deferred subscriber acquisition costs, net, and dealer intangibles, net and exclude goodwill, other intangible assets and other assets.